N-6	Nov. 16, 2023 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Massachusetts Mutual Variable Life Separate Account I
Entity Central Index Key	0000836249
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	true
Amendment Description	The Prospectus dated May 1, 2023, as supplemented, and Statement of Additional Information dated May 1, 2023 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 9 by reference to Registrant’s filings under Rule 485(b) as filed on April 25, 2023.
Fees and Expenses [Text Block]

FEES AND EXPENSES	LOCATION IN PROSPECTUS

Charges for Early Withdrawals

If you surrender the policy, decrease the Face Amount, or the policy lapses within a maximum of the first ten Policy Years or the first ten years following an increase in the Face Amount, a surrender charge may apply. For the Initial Face Amount, rates are based on the Insured’s issue age, gender, risk class, and coverage year. For each increase in the Face Amount, rates are based on the Insured’s Attained Age, gender, risk class on the effective date of the increase, and coverage year. The surrender charge is the sum of surrender charges for the Initial Face Amount and all Face Amount increases.

For policies issued after March 22, 2024: For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $14,730 could be assessed.

For policies issued on or before March 22, 2024: For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $11,250 could be assessed.

Fee Tables – Transaction Fees – Surrender Charges Charges and Deductions – Transaction Charges – Surrender Charges Death Benefit – Right to Change the Face Amount

Transaction Charges

In addition to surrender charges, you also may be charged for other transactions.

Premium Expense Charge. For policies issued after March 22, 2024: We deduct a premium expense charge from each premium you pay. The current and maximum premium expense charge is 4% of each premium payment up to and including the Premium Expense Factor, and 4% of premium over the Premium Expense Factor.

For policies issued on or before March 22, 2024: We deduct a premium expense charge from each premium you pay. The current and maximum premium expense charge is 8% of each premium payment up to and including the Premium Expense Factor, and 7% of premium over the Premium Expense Factor.

Rider Processing Fee. We assess a one-time processing fee of up to $250 (less in some states) when you exercise the Accelerated Death Benefit for Terminal Illness Rider and a fee of $75 when you exercise the Substitute of Insured Rider.

We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.

Fee Tables – Transaction Fees Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Transaction Charges

Ongoing Fees and Expenses

In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses. Some of these fees and expenses, such as the insurance charge and the cost of certain optional riders, are set based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy's specifications pages for rates applicable to your policy.

You also will bear fees and expenses associated with the Funds you choose, as shown below.

Fee Tables - Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions - Monthly Charges Against the Account Value Appendix A

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If you surrender the policy, decrease the Face Amount, or the policy lapses within a maximum of the first ten Policy Years or the first ten years following an increase in the Face Amount, a surrender charge may apply. For the Initial Face Amount, rates are based on the Insured’s issue age, gender, risk class, and coverage year. For each increase in the Face Amount, rates are based on the Insured’s Attained Age, gender, risk class on the effective date of the increase, and coverage year. The surrender charge is the sum of surrender charges for the Initial Face Amount and all Face Amount increases.

For policies issued after March 22, 2024: For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $14,730 could be assessed.

For policies issued on or before March 22, 2024: For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $11,250 could be assessed.

Fee Tables – Transaction Fees – Surrender Charges Charges and Deductions – Transaction Charges – Surrender Charges Death Benefit – Right to Change the Face Amount

Surrender Charge Phaseout Period, Years | yr	10
Transaction Charges [Text Block]

Transaction Charges

In addition to surrender charges, you also may be charged for other transactions.

Premium Expense Charge. For policies issued after March 22, 2024: We deduct a premium expense charge from each premium you pay. The current and maximum premium expense charge is 4% of each premium payment up to and including the Premium Expense Factor, and 4% of premium over the Premium Expense Factor.

For policies issued on or before March 22, 2024: We deduct a premium expense charge from each premium you pay. The current and maximum premium expense charge is 8% of each premium payment up to and including the Premium Expense Factor, and 7% of premium over the Premium Expense Factor.

Rider Processing Fee. We assess a one-time processing fee of up to $250 (less in some states) when you exercise the Accelerated Death Benefit for Terminal Illness Rider and a fee of $75 when you exercise the Substitute of Insured Rider.

We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.

Fee Tables – Transaction Fees Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Transaction Charges

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses

In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses. Some of these fees and expenses, such as the insurance charge and the cost of certain optional riders, are set based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy's specifications pages for rates applicable to your policy.

You also will bear fees and expenses associated with the Funds you choose, as shown below.

Fee Tables - Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions - Monthly Charges Against the Account Value Appendix A

Risks [Table Text Block]

Not a Short-Term Investment

This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. These charges will reduce the amount payable to you if you surrender the policy during those times.

Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability

Item 4. Fee Table [Text Block]

Fee Tables

•	The Fee Tables section is deleted and replaced with the following:

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please refer to your policy’s specifications pages for information about the specific fees you will pay each year based on the options you have elected.

For Policies Issued After March 22, 2024

The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender the policy, take Account Value out of the policy, or exercise certain rider options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge(1)	When you pay premium.		All Coverage Years
		Maximum:	4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.
		Current:	4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.

Surrender Charges(2)(3)(4)(5) Surrender charges apply for the first ten Policy Years (fewer years in New York) and the first ten years following an increase in Face Amount (fewer years in New York).	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.		First Coverage Year
		Maximum:	$3.92-$50.79 per $1,000 of Face Amount
		Current:	$3.92-$50.79 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)(6)	$14.73 per $1,000 of Face Amount
Accelerated Death Benefit for Terminal Illness Rider(7)	When you elect an accelerated death benefit payment	Maximum:	$250
		Current:	$100–$250
Overloan Protection Rider(8)	Once, when you elect to exercise the rider	Maximum:	3.20% of Account Value(8)
		Minimum:	1.00% of Account Value(8)
		Representative Insured: Age 80	3.20% of Account Value

(1)	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
	Male		Female
Charge	Age 35	Age 55	Age 35	Age 55
Premium Expense Factor Per $1,000 of Face Amount	9.56	25.70	7.84	20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (4%)	$0.38	$0.80	$0.31	$0.80
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (4%)	$0.42	$0.00	$0.49	$0.00
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$0.80	$0.80	$0.80	$0.80

(2)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(3)	For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(4)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement for Internal Replacements” and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.

(5)	Surrender charges apply for the first ten Policy Years (fewer years in New York) and the first ten years following an increase in Face Amount (fewer years in New York). They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age.

Coverage Year	%	Coverage Year	%
1	100%	7	0–67%
2	50–100%	8	0–50%
3	6–100%	9	0–33%
4	0–100%	10	0–17%
5	0–100%	11	0%
6	0–83%

(6)	The rates shown for the “representative insured” are first year rates only.

(7)	The fee we deduct may vary by state, but will not exceed $250.

(8)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, other than Fund fees and expenses.

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Insurance Charge(1)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Current:	$0.01-$82.50 per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)	$0.07 per $1,000 of Insurance Risk
Substandard Risk Charge(3)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Current:	$0.0025-$83.33 per $1,000 of Insurance Risk
Administrative Charge(4)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$15 per policy
		Current:	$10 per policy
Asset Charge	Daily	Maximum:	1.25% of the policy’s average daily net assets in the Separate Account
		Current:	0.10% of the policy’s average daily net assets in the Separate Account
Face Amount Charge(4)(5)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$2.82 per $1,000 of Face Amount
		Current:	$0.00-$1.59 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)(5)	$0.36 per $1,000 of Face Amount
Loan Interest Rate Expense Charge(6)	Daily, if there is Policy Debt.	Maximum:	1.00% annually as a percentage of loaned amount
		Current: Policy Years 1 – 10:	0.65% annually as a percentage of loaned amount
		Policy Years 11+:	0%
Optional Benefit Charges:
Disability Benefit Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(9) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(9) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)	$0.06 per $1 of Monthly Deduction(9) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.03-$0.11 per $1,000 of Option Amount
		Current:	$0.03-$0.11 per $1,000 of Option Amount
		Representative Insured: Male, Age 35 (10)	$0.11 per $1,000 of Option Amount
Waiver of Monthly Charges Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(9)
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(9)
		Representative Insured: Male, Age 35(2)(7)(8)	$0.06 per $1 of Monthly Deduction(9)
Waiver of Specified Premium Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(9) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Current:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(9) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)	The Greater of $0.06 per $1 of Monthly Deduction(9) or $0.02 per $1 of Specified Monthly Premium Amount

(1)	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.

(3)	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.

(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(5)	The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks. Maximum and current rates may vary in New York, but will not exceed the maximum rates shown.

Coverage Year	Maximum Rate	Current Rates
1–2	$2.82	$0.14–$1.59
3–5	$2.44	$0.12–$1.29
6–9	$1.69	$0.09–$1.02
10–20	$1.69	$0.00
21+	$0.00	$0.00

(6)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(10)	The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

All of the monthly charges listed in the tables above are deducted proportionately from the then current Account Values in the Separate Account and the GPA (unless you direct us to deduct monthly charges from one Separate Account Division or from the GPA). The asset charge is deducted from the assets of the Separate Account only.

For Policies Issued On or Before March 22, 2024

The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender the policy, take Account Value out of the policy, or exercise certain rider options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge(1)	When you pay premium.		All Coverage Years
		Maximum:	8.00% of each premium payment up to and including the Premium Expense Factor, and 7.00% of any premium payment in excess of the Premium Expense Factor.
		Current:	8.00% of each premium payment up to and including the Premium Expense Factor, and 7.00% of any premium payment in excess of the Premium Expense Factor.
Surrender Charges(2)(3)(4)(5) Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount.	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.	Maximum:	First Coverage Year $3.08-$50.70 per $1,000 of Face Amount
		Current:	$3.08-$50.70 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)(6)	$11.25 per $1,000 of Face Amount
Accelerated Death Benefit for Terminal Illness Rider(7)	When you elect an accelerated death benefit payment	Maximum: Current:	$250 $100–$250
Overloan Protection Rider(8)	Once, when you elect to exercise the rider	Maximum: Minimum:	3.20% of Account Value(8) 1.00% of Account Value(8)
		Representative Insured: Age 80	3.20% of Account Value
Adjustment to Surrender Charges Endorsement	Once, when the endorsement is attached to the policy at issue	Maximum: Current:	$150 $150
Substitute of Insured Rider	When you elect to substitute the Insured	Maximum: Current:	$75 $75

(1)	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
	Male		Female
Charge	Age 35	Age 55	Age 35	Age 55
Premium Expense Factor Per $1,000 of Face Amount	9.00	25.70	7.38	20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (8%)	$0.72	$1.60	$0.59	$1.60
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (7%)	$0.77	$0.00	$0.88	$0.00
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$1.49	$1.60	$1.47	$1.60

(2)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.
(3)	For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(4)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy offered by MassMutual or one of its subsidiaries. For additional information, please see the “Additional Benefits” (Adjustment to Surrender Charges Endorsements) and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section in the statutory prospectus.

(5)	Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age and may vary for policies issued in New York.

Coverage Year	%	Coverage Year	%
1	100%	7	67%
2	94–100%	8	50%
3	89–100%	9	33%
4	84–100%	10	17%
5	79–100%	11	0%
6	74–83%
(6)	The rates shown for the “representative insured” are first year rates only.

(7)	The fee we deduct may vary by state, but will not exceed $250.

(8)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, other than Fund fees and expenses.

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Insurance Charge(1)	Monthly, on the policy’s Monthly Charge Date	Maximum: Minimum:	$83.33 per $1,000 of Insurance Risk $0.01 per $1,000 of Insurance Risk
		Current:	$0.01-$52.29 per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)	$0.05 per $1,000 of Insurance Risk
Substandard Risk Charge(3)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Current:	$0.0025-$83.33 per $1,000 of Insurance Risk
Administrative Charge(4)	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$15 per policy $10 per policy
Asset Charge	Daily	Maximum:	1.25% of the policy’s average daily net assets in the Separate Account
Current:
		Policy Years 1 – 10:	0.80% of the policy’s average daily net assets in the Separate Account
		Policy Years 11+:	0.40% of the policy’s average daily net assets in the Separate Account
Face Amount Charge(4)(5)	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$2.82 per $1,000 of Face Amount $0.00-$0.83 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)(5)	$0.19 per $1,000 of Face Amount
Loan Interest Rate Expense Charge(6)	Daily, if there is Policy Debt.	Maximum: Current:	1.00% annually as a percentage of loaned amount
		Policy Years 1 – 10:	0.65% annually as a percentage of loaned amount
		Policy Years 11+:	0%
Optional Benefit Charges:
Disability Benefit Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(9) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(9) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)	$0.06 per $1 of Monthly Deduction(9) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.03-$0.11 per $1,000 of Option Amount
		Current:	$0.03-$0.11 per $1,000 of Option Amount
		Representative Insured: Male, Age 35(10)	$0.11 per $1,000 of Option Amount
Waiver of Monthly Charges Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(9)
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(9)
		Representative Insured: Male, Age 35(2)(7)(8)	$0.06 per $1 of Monthly Deduction(9)
Waiver of Specified Premium Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(9) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Current:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(9) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)	The Greater of $0.06 per $1 of Monthly Deduction(9) or $0.02 per $1 of Specified Monthly Premium Amount

(1)	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.

(3)	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.

(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(5)	The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks.

Coverage Year	Maximum Rate	Current Rates
1–2	$2.82	$0.11–$0.83
3–5	$2.44	$0.09–$0.67
6–9	$1.69	$0.07–$0.53
10–20	$1.69	$0.00
21+	$0.00	$0.00

(6)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(10)	The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

All of the monthly charges listed in the tables above are deducted proportionately from the then current Account Values in the Separate Account and the GPA (unless you direct us to deduct monthly charges from one Separate Account Division or from the GPA). The asset charge is deducted from the assets of the Separate Account only.

The next table shows the minimum and maximum total operating expenses charged by any of the Funds in which your Separate Account Divisions invest that you may pay periodically during the time that you own the policy. A complete list of Funds in which the Separate Account Divisions invest, including their annual expenses, may be found at the back of this document in Appendix A. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.(1)

Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.12%	1.68%

(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

__________

Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.12%	1.68%

(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

Portfolio Company Expenses [Text Block]	(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.12%
Portfolio Company Expenses Maximum [Percent]	1.68%
Portfolio Company Expenses, Footnotes [Text Block]
(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

Item 5. Principal Risks [Table Text Block]

Principal Risks

•	Early Surrender in the Principal Risks section is deleted and replaced with the following:

Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. The surrender charge will reduce the proceeds payable to you. In some situations, it is possible that there will be little or no value in the policy after the surrender charges are deducted. An early surrender can also result in adverse tax consequences.

•	The Principal Risks section adds the following:

Defined Outcome Funds Risk

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund employs a strategy to provide buffer protection, which includes a capped upside return risk and outcome period risk. The buffer provides limited protection in the event of a market downturn. The fund is divided into twelve segments or tranches. Each tranche is invested in options that have expiration dates approximately one year from the date of purchase. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year (outcome period).

Each buffer strategy has been specifically designed to produce outcomes based upon the returns of a particular reference index (the “Index”) over the duration of the outcome period. Each buffer strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer and less policy and fund fees and expenses. Matching the price return of the Index assumes that the strategy was entered into on the first day of an outcome period by entering into FLEX Options (customizable exchange-traded option contracts) and holding those FLEX Options until the end of the outcome period. At the end of each outcome period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the buffer strategies will undergo a “reset” of its cap and a refresh of its buffer.

At any given time, the fund will generally hold one buffer strategy with FLEX Options expiring within one month, a second buffer strategy with FLEX Options expiring within two months, a third buffer strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the buffer strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one buffer strategy at any one time.

Because the fund will increase its position in the buffer strategies in connection with inflows of assets into the fund and during any rebalance, the fund may enter the buffer strategies on days other than the first day of the outcome period. Likewise, the fund will exit some of its position in the buffer strategies in connection with outflows of assets from the fund and during any rebalance, and such disposals typically will not occur on the last day of an outcome period. As a result, the value of the fund’s investment in the buffer strategies may not be buffered against the specified level of decline in the value of the Index and may not participate in a gain in the value of the Index up to the specified level of the cap for the fund’s investment period. At times during the outcome period, the value of the securities in the fund could vary because of related factors other than the level of the Index. Those factors include, but are not limited to, interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the fund may experience investment returns that are very different from those that a single buffer strategy seeks to provide. The fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. If an investor is not invested from the beginning of an outcome period, the investor may not experience the full benefit of the buffer protection.

The buffer strategies could limit participation of the fund in rising equity markets relative to other funds that are not subject to one or more buffer strategies. There is no guarantee a fund will successfully buffer against reference asset price decreases. This may conflict with your investment objectives by limiting your ability to maximize growth of your Account Value and the value of your guaranteed benefits. This fund has characteristics unlike many other traditional investment products and may not be suitable for all investors. The funds seek to provide a buffer against the first 10% of index price decreases over each outcome period, before policy and fund fees and expenses. The fund, and therefore investors, will bear all Index losses exceeding 10%. There is no guarantee the fund will successfully buffer against Index price decreases. The Buffer is designed to have its full effect only for investors who hold fund shares for an entire outcome period.

For each outcome period, fund performance is subject to a capped upside return risk that represents the maximum percentage return the fund can achieve during the outcome period, before policy and fund fees and expenses. The cap is set on the first day of an outcome period and may increase or decrease from one outcome period to the next. If the Index experiences returns over an outcome period in excess of the cap, the fund will not experience those excess gains. Specified outcomes of the fund may not be achieved, and you may lose some or all of your investment.

Defined Outcome Funds are not guarantees, and unlike such guarantees, are not backed by the General Investment Account of the Company.

For more information on this fund and whether investment in this fund is right for you, please see the fund’s prospectus. This fund is available as an investment option only for policies issued after March 22, 2024. This fund is not available for policies issued in New York.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

Death Benefit

•	The last sentence of the Suicide sub-section of the Death Benefit section is deleted and replaced with the following:

For policies issued in Colorado, Minnesota, Missouri, and North Dakota, all references in the provision to “two years” should be replaced with “one year.”

Item 11. Other Benefits Available (N-6) [Text Block]

Additional Benefits

•	The Additional Benefits table is deleted and replaced with the following:

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Advances portion of death benefit upon Insured being terminally ill and not expected to live more than 12 months	Standard

•   Eligible payment amount (Eligible Amount) does not include: amounts under riders that do not provide level or increasing coverage for at least two years after acceleration date; and amount payable under accidental death benefit rider.

•   Minimum payment is $25,000.

•   Maximum payment is lesser of 75% of Eligible Amount and $250,000.

•   Death benefit reduced by accelerated amount.

•   Face Amount and Account Value reduced by same percent as decrease in death benefit.

Accelerated Death Benefit for Chronic Illness Rider	Advances portion of death benefit upon Insured being chronically ill (as defined in the rider)	Standard (based on issue age and underwriting)

•   Portion of death benefit used to determine maximum amount accelerated in a twelve-month period (“Eligible Amount”) does not include amount payable under other riders upon death of Insured, or any Face Amount increase, unless increase from Guaranteed Insurability Rider.

•   $10,000 minimum accelerated amount.

•   Maximum accelerated amount is the lesser of 20% of Eligible Amount and $200,000.

•   Limit on maximum lifetime accelerated amount in policy.

•   Death benefit is reduced by accelerated amount.

•   Face Amount and Account Value are reduced by same percentage as death benefit.

•   Accelerated amount limited by minimum Face Amount.

•   Portion of payment first used to reduce Policy Debt.

•   Not available in New York or California.

Overloan Protection Rider	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit	Optional (This rider is included automatically with the policy if the policy was issued using the Guideline Premium Test.)

Requirements:

•   Policy In Force and at or past 15th  Policy Anniversary.

•   Insured at least Attained Age 75.

•   Account Value at least $100,000.

•   Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).

•   Policy issued under Guideline Premium Test.

•   Policy is not and upon exercise of rider will not become a MEC.

•   Policy Debt exceeds specified percentage of Account Value.

•   Amounts that can be withdrawn without federal tax penalty have been withdrawn.

Exercising rider results in:

•   Change to Option 1 death benefit if not already selected.

•   Face Amount equals Minimum Death Benefit.

•   Loaned Account Value earns interest at loan interest rate.

•   Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.

•   All other riders terminate.

•   No additional premiums allowed.

•   No further policy loans or repayments, except in New York.

•   No further policy changes, transfers, and withdrawals allowed.

•   Death benefit adjusted and may be reduced to Minimum Death Benefit.

Disability Benefit Rider	Credits specified amount to Account Value and waives monthly charges on specific Monthly Charge Dates while Insured is totally and continuously disabled (as defined in the rider)	Optional

•   Evidence of insurability required to add rider.

•   Monthly credit of specified amount ends day before Insured’s Attained Age 65.

•   Waiver of monthly charges ends day before Insured’s Attained Age 65 if Total Disability began at Insured’s Attained Age 60 or older.

•   Rider not available if Waiver of Monthly Charges Rider or Waiver of Specified Premium Rider added to policy.

Guaranteed Insurability Rider	Provides right to increase Face Amount or purchase new policy without evidence of insurability on specified dates	Optional

•   Evidence of insurability required to add rider.

•   Requires premium payment to increase Face Amount or purchase new policy.

•   Option amount limited to lesser of $125,000 or two times Face Amount of base policy.

Substitute of Insured Rider	Allows for substitution of Insured	Standard

•   Owner must have insurable interest in life of substitute Insured.

•   Both Insured and substitute Insured must be alive on date of substitution.

•   Age of substitute Insured on birthday nearest Policy Date cannot be less than the minimum age or greater than maximum age allowed.

•   Evidence of insurability of substitute Insured required.

•   Payment of premium required if needed to avoid termination.

•   Not available for policies issued after March 22, 2024.

Waiver of Monthly Charges Rider	Waives monthly charges while Insured is totally and continuously disabled (as defined in rider)	Optional

•   Evidence of insurability required to add rider.

•   Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.

•   Rider not available if Disability Benefit Rider or Waiver of Specified Premium Rider added to policy.

Waiver of Specified Premium Rider	Credits Account Value with the greater of (1) specified monthly premium or (2) monthly charges due, while Insured is totally and continuously disabled (as defined in the rider)	Optional

•   Evidence of insurability required to add rider.

•   Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.

•   If Total Disability began before Insured was Attained Age 60 and continues to Attained Age 65, rider benefit after Age 65 limited to crediting Account Value with monthly charges due.

•   Rider not available if Disability Benefit Rider or Waiver of Monthly Charges Rider added to policy.

Right to Convert to a Whole Life Insurance Policy Endorsement	Allows conversion to whole life policy made available by us or one of our insurance affiliates without evidence of insurability and deduction of surrender charges	Standard (for issue ages 62 and below on policies issued on or before March 22, 2024, and for issue ages 59 and below on policies issued after March 22, 2024)

•   For policies issued after March 22, 2024, conversion period begins on fifth Policy Anniversary and ends on 15th  Policy Anniversary or when Insured reaches Attained Age 65, whichever is earlier.

•   For policies issued on or before March 22, 2024, conversion period begins on second Policy Anniversary and ends on 10th  Policy Anniversary or when Insured reaches Attained Age 65, whichever is earlier.

•   Conversion not permitted within two years of Face Amount increase or policy reinstatement.

Adjustment to Surrender Charges Endorsement for Internal Replacements	Waives surrender charges in exchange of policy for non-variable life policy made available by us or one of our insurance affiliates	Standard

•   For policies issued after March 22, 2024, the exchange must take place during Policy Year 6 or later.

•   Evidence of insurability required.

•   We reserve the right to require repayment of loans and loan interest.

Adjustment to Surrender Charges Endorsement	Waives surrender charges if policy fully surrendered	Optional

•   Evidence of insurability required to add endorsement.

•   Not available for policies issued for personal use or business cases if annual premium less than $100,000.

•   Not available for policies issued after March 22, 2024.

Other conditions that must be met: • Policy is In Force; • Surrender occurs after first five Policy Years; • No loans or withdrawals taken under policy; and • Policy not assigned after issue.
Portfolio Rebalancing Program	Automatically rebalances Separate Account Divisions to maintain original percent allocation of Account Value	Optional	• Cannot use with the Dollar Cost Averaging Program or within 66 days of policy Issue Date.
Dollar Cost Averaging Program	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other divisions or the GPA, at set intervals	Optional	• Cannot use with the Portfolio Rebalancing Program or within 66 days of policy Issue Date.
Persistency Credit	Automatically applies a percentage-based credit that is added to the policy’s non-loaned Account Value	Standard	• Not guaranteed except in New York.

Accelerated Death Benefit for Chronic Illness Rider

•	The last sentence of the Accelerated Death Benefit for Chronic Illness Rider sub-section of the Additional Benefits section is deleted and replaced with the following:

This rider is not available in New York and California.

Substitute of Insured Rider

•	The Substitute of Insured Rider sub-section of the Additional Benefits section adds the following:

This rider is not available for policies issued after March 22, 2024.

Adjustment to Surrender Charges Endorsement (for Internal Replacements)

•	The first paragraph in the Adjustment to Surrender Charges Endorsement (for Internal Replacements) sub-section of the Additional Benefits section adds the following:

For policies issued after March 22, 2024: The exchange must take place during Policy Year 6 or later.

Adjustment to Surrender Charges Endorsement

•	The Adjustment to Surrender Charges Endorsement sub-section of the Additional Benefits section adds the following:

This endorsement is not available for policies issued after March 22, 2024.

Right to Exchange or Convert

•	The second paragraph in the Right to Exchange or Convert sub-section of the Additional Benefits section is deleted and replaced with the following:

Under the Right to Convert to a Whole Life Insurance Policy Endorsement, the Owner may convert the policy to a new whole life insurance policy make available without providing evidence of insurability, and we will waive surrender charges. The Face Amount of the new policy must equal the total Face Amount of this policy on the conversion date. The entire value of this policy must be converted to the new policy.

•	For policies issued after March 22, 2024: The conversion period begins on the fifth Policy Anniversary and ends on the 15th Policy Anniversary or when the Insured reaches Attained Age 65, whichever is earlier. This endorsement is automatically included at the time the policy is issued for issue ages 59 and below.

•	For policies issued on or before March 22, 2024: The conversion period begins on the second Policy Anniversary and ends on the tenth Policy Anniversary or when the Insured reaches Attained Age 65, whichever is earlier. This endorsement is automatically included at the time the policy is issued for issue ages 62 and below.

In addition, no conversion is permitted within the two years following the effective date of a Face Amount increase or reinstatement. An example of the operation of the Right to Convert To a Whole Life Insurance Policy Endorsement is set forth in Appendix H.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Advances portion of death benefit upon Insured being terminally ill and not expected to live more than 12 months	Standard

•   Eligible payment amount (Eligible Amount) does not include: amounts under riders that do not provide level or increasing coverage for at least two years after acceleration date; and amount payable under accidental death benefit rider.

•   Minimum payment is $25,000.

•   Maximum payment is lesser of 75% of Eligible Amount and $250,000.

•   Death benefit reduced by accelerated amount.

•   Face Amount and Account Value reduced by same percent as decrease in death benefit.

Accelerated Death Benefit for Chronic Illness Rider	Advances portion of death benefit upon Insured being chronically ill (as defined in the rider)	Standard (based on issue age and underwriting)

•   Portion of death benefit used to determine maximum amount accelerated in a twelve-month period (“Eligible Amount”) does not include amount payable under other riders upon death of Insured, or any Face Amount increase, unless increase from Guaranteed Insurability Rider.

•   $10,000 minimum accelerated amount.

•   Maximum accelerated amount is the lesser of 20% of Eligible Amount and $200,000.

•   Limit on maximum lifetime accelerated amount in policy.

•   Death benefit is reduced by accelerated amount.

•   Face Amount and Account Value are reduced by same percentage as death benefit.

•   Accelerated amount limited by minimum Face Amount.

•   Portion of payment first used to reduce Policy Debt.

•   Not available in New York or California.

Overloan Protection Rider	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit	Optional (This rider is included automatically with the policy if the policy was issued using the Guideline Premium Test.)

Requirements:

•   Policy In Force and at or past 15th  Policy Anniversary.

•   Insured at least Attained Age 75.

•   Account Value at least $100,000.

•   Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).

•   Policy issued under Guideline Premium Test.

•   Policy is not and upon exercise of rider will not become a MEC.

•   Policy Debt exceeds specified percentage of Account Value.

•   Amounts that can be withdrawn without federal tax penalty have been withdrawn.

Exercising rider results in:

•   Change to Option 1 death benefit if not already selected.

•   Face Amount equals Minimum Death Benefit.

•   Loaned Account Value earns interest at loan interest rate.

•   Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.

•   All other riders terminate.

•   No additional premiums allowed.

•   No further policy loans or repayments, except in New York.

•   No further policy changes, transfers, and withdrawals allowed.

•   Death benefit adjusted and may be reduced to Minimum Death Benefit.

Disability Benefit Rider	Credits specified amount to Account Value and waives monthly charges on specific Monthly Charge Dates while Insured is totally and continuously disabled (as defined in the rider)	Optional

•   Evidence of insurability required to add rider.

•   Monthly credit of specified amount ends day before Insured’s Attained Age 65.

•   Waiver of monthly charges ends day before Insured’s Attained Age 65 if Total Disability began at Insured’s Attained Age 60 or older.

•   Rider not available if Waiver of Monthly Charges Rider or Waiver of Specified Premium Rider added to policy.

Guaranteed Insurability Rider	Provides right to increase Face Amount or purchase new policy without evidence of insurability on specified dates	Optional

•   Evidence of insurability required to add rider.

•   Requires premium payment to increase Face Amount or purchase new policy.

•   Option amount limited to lesser of $125,000 or two times Face Amount of base policy.

Substitute of Insured Rider	Allows for substitution of Insured	Standard

•   Owner must have insurable interest in life of substitute Insured.

•   Both Insured and substitute Insured must be alive on date of substitution.

•   Age of substitute Insured on birthday nearest Policy Date cannot be less than the minimum age or greater than maximum age allowed.

•   Evidence of insurability of substitute Insured required.

•   Payment of premium required if needed to avoid termination.

•   Not available for policies issued after March 22, 2024.

Waiver of Monthly Charges Rider	Waives monthly charges while Insured is totally and continuously disabled (as defined in rider)	Optional

•   Evidence of insurability required to add rider.

•   Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.

•   Rider not available if Disability Benefit Rider or Waiver of Specified Premium Rider added to policy.

Waiver of Specified Premium Rider	Credits Account Value with the greater of (1) specified monthly premium or (2) monthly charges due, while Insured is totally and continuously disabled (as defined in the rider)	Optional

•   Evidence of insurability required to add rider.

•   Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.

•   If Total Disability began before Insured was Attained Age 60 and continues to Attained Age 65, rider benefit after Age 65 limited to crediting Account Value with monthly charges due.

•   Rider not available if Disability Benefit Rider or Waiver of Monthly Charges Rider added to policy.

Right to Convert to a Whole Life Insurance Policy Endorsement	Allows conversion to whole life policy made available by us or one of our insurance affiliates without evidence of insurability and deduction of surrender charges	Standard (for issue ages 62 and below on policies issued on or before March 22, 2024, and for issue ages 59 and below on policies issued after March 22, 2024)

•   For policies issued after March 22, 2024, conversion period begins on fifth Policy Anniversary and ends on 15th  Policy Anniversary or when Insured reaches Attained Age 65, whichever is earlier.

•   For policies issued on or before March 22, 2024, conversion period begins on second Policy Anniversary and ends on 10th  Policy Anniversary or when Insured reaches Attained Age 65, whichever is earlier.

•   Conversion not permitted within two years of Face Amount increase or policy reinstatement.

Adjustment to Surrender Charges Endorsement for Internal Replacements	Waives surrender charges in exchange of policy for non-variable life policy made available by us or one of our insurance affiliates	Standard

•   For policies issued after March 22, 2024, the exchange must take place during Policy Year 6 or later.

•   Evidence of insurability required.

•   We reserve the right to require repayment of loans and loan interest.

Adjustment to Surrender Charges Endorsement	Waives surrender charges if policy fully surrendered	Optional

•   Evidence of insurability required to add endorsement.

•   Not available for policies issued for personal use or business cases if annual premium less than $100,000.

•   Not available for policies issued after March 22, 2024.

Other conditions that must be met: • Policy is In Force; • Surrender occurs after first five Policy Years; • No loans or withdrawals taken under policy; and • Policy not assigned after issue.
Portfolio Rebalancing Program	Automatically rebalances Separate Account Divisions to maintain original percent allocation of Account Value	Optional	• Cannot use with the Dollar Cost Averaging Program or within 66 days of policy Issue Date.
Dollar Cost Averaging Program	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other divisions or the GPA, at set intervals	Optional	• Cannot use with the Portfolio Rebalancing Program or within 66 days of policy Issue Date.
Persistency Credit	Automatically applies a percentage-based credit that is added to the policy’s non-loaned Account Value	Standard	• Not guaranteed except in New York.

Benefits Description [Table Text Block]

Accelerated Death Benefit for Chronic Illness Rider

•	The last sentence of the Accelerated Death Benefit for Chronic Illness Rider sub-section of the Additional Benefits section is deleted and replaced with the following:

This rider is not available in New York and California.

Substitute of Insured Rider

•	The Substitute of Insured Rider sub-section of the Additional Benefits section adds the following:

This rider is not available for policies issued after March 22, 2024.

Adjustment to Surrender Charges Endorsement (for Internal Replacements)

•	The first paragraph in the Adjustment to Surrender Charges Endorsement (for Internal Replacements) sub-section of the Additional Benefits section adds the following:

For policies issued after March 22, 2024: The exchange must take place during Policy Year 6 or later.

Adjustment to Surrender Charges Endorsement

•	The Adjustment to Surrender Charges Endorsement sub-section of the Additional Benefits section adds the following:

This endorsement is not available for policies issued after March 22, 2024.

Right to Exchange or Convert

•	The second paragraph in the Right to Exchange or Convert sub-section of the Additional Benefits section is deleted and replaced with the following:

Under the Right to Convert to a Whole Life Insurance Policy Endorsement, the Owner may convert the policy to a new whole life insurance policy make available without providing evidence of insurability, and we will waive surrender charges. The Face Amount of the new policy must equal the total Face Amount of this policy on the conversion date. The entire value of this policy must be converted to the new policy.

•	For policies issued after March 22, 2024: The conversion period begins on the fifth Policy Anniversary and ends on the 15th Policy Anniversary or when the Insured reaches Attained Age 65, whichever is earlier. This endorsement is automatically included at the time the policy is issued for issue ages 59 and below.

•	For policies issued on or before March 22, 2024: The conversion period begins on the second Policy Anniversary and ends on the tenth Policy Anniversary or when the Insured reaches Attained Age 65, whichever is earlier. This endorsement is automatically included at the time the policy is issued for issue ages 62 and below.

In addition, no conversion is permitted within the two years following the effective date of a Face Amount increase or reinstatement. An example of the operation of the Right to Convert To a Whole Life Insurance Policy Endorsement is set forth in Appendix H.

Item 18. Portfolio Companies (N-6) [Text Block]

Appendix A

•	The following fund is added to Appendix A as an investment option for policies issued after March 22, 2024:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty(6)	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (Class Y) (7)(8) Adviser: Cboe VestSM Financial LLC Sub-Adviser: N/A	0.80%(*)	__	__	__

(6)       Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

(7)       Buffer funds employ a strategy to provide buffer protection, which includes a capped upside return risk and an outcome period risk. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds and provide limited protection in the event of a market downturn. This may conflict with your investment objectives by limiting your ability to maximize growth of your Account Value. For more information about the risks associated with buffer funds, please see “Principal Risks – Defined Outcome Funds Risk” in the prospectus.

(8)       The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund is available as an investment option only for policies issued after March 22, 2024. This fund is not available for policies issued in New York.

Prospectuses Available [Text Block]	•The following fund is added to Appendix A as an investment option for policies issued after March 22, 2024:
Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty(6)	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (Class Y) (7)(8) Adviser: Cboe VestSM Financial LLC Sub-Adviser: N/A	0.80%(*)	__	__	__

Defined Outcome Funds Risk [Member]
Prospectus:
Principal Risk [Text Block]

Defined Outcome Funds Risk

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund employs a strategy to provide buffer protection, which includes a capped upside return risk and outcome period risk. The buffer provides limited protection in the event of a market downturn. The fund is divided into twelve segments or tranches. Each tranche is invested in options that have expiration dates approximately one year from the date of purchase. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year (outcome period).

Each buffer strategy has been specifically designed to produce outcomes based upon the returns of a particular reference index (the “Index”) over the duration of the outcome period. Each buffer strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer and less policy and fund fees and expenses. Matching the price return of the Index assumes that the strategy was entered into on the first day of an outcome period by entering into FLEX Options (customizable exchange-traded option contracts) and holding those FLEX Options until the end of the outcome period. At the end of each outcome period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the buffer strategies will undergo a “reset” of its cap and a refresh of its buffer.

At any given time, the fund will generally hold one buffer strategy with FLEX Options expiring within one month, a second buffer strategy with FLEX Options expiring within two months, a third buffer strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the buffer strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one buffer strategy at any one time.

Because the fund will increase its position in the buffer strategies in connection with inflows of assets into the fund and during any rebalance, the fund may enter the buffer strategies on days other than the first day of the outcome period. Likewise, the fund will exit some of its position in the buffer strategies in connection with outflows of assets from the fund and during any rebalance, and such disposals typically will not occur on the last day of an outcome period. As a result, the value of the fund’s investment in the buffer strategies may not be buffered against the specified level of decline in the value of the Index and may not participate in a gain in the value of the Index up to the specified level of the cap for the fund’s investment period. At times during the outcome period, the value of the securities in the fund could vary because of related factors other than the level of the Index. Those factors include, but are not limited to, interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the fund may experience investment returns that are very different from those that a single buffer strategy seeks to provide. The fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. If an investor is not invested from the beginning of an outcome period, the investor may not experience the full benefit of the buffer protection.

The buffer strategies could limit participation of the fund in rising equity markets relative to other funds that are not subject to one or more buffer strategies. There is no guarantee a fund will successfully buffer against reference asset price decreases. This may conflict with your investment objectives by limiting your ability to maximize growth of your Account Value and the value of your guaranteed benefits. This fund has characteristics unlike many other traditional investment products and may not be suitable for all investors. The funds seek to provide a buffer against the first 10% of index price decreases over each outcome period, before policy and fund fees and expenses. The fund, and therefore investors, will bear all Index losses exceeding 10%. There is no guarantee the fund will successfully buffer against Index price decreases. The Buffer is designed to have its full effect only for investors who hold fund shares for an entire outcome period.

For each outcome period, fund performance is subject to a capped upside return risk that represents the maximum percentage return the fund can achieve during the outcome period, before policy and fund fees and expenses. The cap is set on the first day of an outcome period and may increase or decrease from one outcome period to the next. If the Index experiences returns over an outcome period in excess of the cap, the fund will not experience those excess gains. Specified outcomes of the fund may not be achieved, and you may lose some or all of your investment.

Defined Outcome Funds are not guarantees, and unlike such guarantees, are not backed by the General Investment Account of the Company.

For more information on this fund and whether investment in this fund is right for you, please see the fund’s prospectus. This fund is available as an investment option only for policies issued after March 22, 2024. This fund is not available for policies issued in New York.

Early Surrender [Member]
Prospectus:
Principal Risk [Text Block]	Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. The surrender charge will reduce the proceeds payable to you. In some situations, it is possible that there will be little or no value in the policy after the surrender charges are deducted. An early surrender can also result in adverse tax consequences.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. These charges will reduce the amount payable to you if you surrender the policy during those times.

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Cboe VestSM Financial LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.00%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Accelerated Death Benefit for Terminal Illness Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]	Advances portion of death benefit upon Insured being terminally ill and not expected to live more than 12 months
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Eligible payment amount (Eligible Amount) does not include: amounts under riders that do not provide level or increasing coverage for at least two years after acceleration date; and amount payable under accidental death benefit rider.

•   Minimum payment is $25,000.

•   Maximum payment is lesser of 75% of Eligible Amount and $250,000.

•   Death benefit reduced by accelerated amount.

•   Face Amount and Account Value reduced by same percent as decrease in death benefit.

Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Overloan Protection Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

Requirements:

•   Policy In Force and at or past 15th  Policy Anniversary.

•   Insured at least Attained Age 75.

•   Account Value at least $100,000.

•   Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).

•   Policy issued under Guideline Premium Test.

•   Policy is not and upon exercise of rider will not become a MEC.

•   Policy Debt exceeds specified percentage of Account Value.

•   Amounts that can be withdrawn without federal tax penalty have been withdrawn.

Exercising rider results in:

•   Change to Option 1 death benefit if not already selected.

•   Face Amount equals Minimum Death Benefit.

•   Loaned Account Value earns interest at loan interest rate.

•   Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.

•   All other riders terminate.

•   No additional premiums allowed.

•   No further policy loans or repayments, except in New York.

•   No further policy changes, transfers, and withdrawals allowed.

•   Death benefit adjusted and may be reduced to Minimum Death Benefit.

Name of Benefit [Text Block]	Overloan Protection Rider
Disability Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Disability Benefit Rider
Purpose of Benefit [Text Block]	Credits specified amount to Account Value and waives monthly charges on specific Monthly Charge Dates while Insured is totally and continuously disabled (as defined in the rider)
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Evidence of insurability required to add rider.

•   Monthly credit of specified amount ends day before Insured’s Attained Age 65.

•   Waiver of monthly charges ends day before Insured’s Attained Age 65 if Total Disability began at Insured’s Attained Age 60 or older.

•   Rider not available if Waiver of Monthly Charges Rider or Waiver of Specified Premium Rider added to policy.

Name of Benefit [Text Block]	Disability Benefit Rider
Guaranteed Insurability Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Guaranteed Insurability Rider
Purpose of Benefit [Text Block]	Provides right to increase Face Amount or purchase new policy without evidence of insurability on specified dates
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Evidence of insurability required to add rider.

•   Requires premium payment to increase Face Amount or purchase new policy.

•   Option amount limited to lesser of $125,000 or two times Face Amount of base policy.

Name of Benefit [Text Block]	Guaranteed Insurability Rider
Waiver of Monthly Charges Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Waiver of Monthly Charges Rider
Purpose of Benefit [Text Block]	Waives monthly charges while Insured is totally and continuously disabled (as defined in rider)
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Evidence of insurability required to add rider.

•   Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.

•   Rider not available if Disability Benefit Rider or Waiver of Specified Premium Rider added to policy.

Name of Benefit [Text Block]	Waiver of Monthly Charges Rider
Waiver of Specified Premium Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Waiver of Specified Premium Rider
Purpose of Benefit [Text Block]	Credits Account Value with the greater of (1) specified monthly premium or (2) monthly charges due, while Insured is totally and continuously disabled (as defined in the rider)
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Evidence of insurability required to add rider.

•   Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.

•   If Total Disability began before Insured was Attained Age 60 and continues to Attained Age 65, rider benefit after Age 65 limited to crediting Account Value with monthly charges due.

•   Rider not available if Disability Benefit Rider or Waiver of Monthly Charges Rider added to policy.

Name of Benefit [Text Block]	Waiver of Specified Premium Rider
Adjustment to Surrender Charges Endorsement [Member]
Prospectus:
Name of Benefit [Text Block]	Adjustment to Surrender Charges Endorsement
Purpose of Benefit [Text Block]	Waives surrender charges if policy fully surrendered
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Evidence of insurability required to add endorsement.

•   Not available for policies issued for personal use or business cases if annual premium less than $100,000.

•   Not available for policies issued after March 22, 2024.

 Other conditions that must be met:

•   Policy is In Force;

•   Surrender occurs after first five Policy Years;

•   No loans or withdrawals taken under policy; and

•   Policy not assigned after issue.

Name of Benefit [Text Block]	Adjustment to Surrender Charges Endorsement
Operation of Benefit [Text Block]

Adjustment to Surrender Charges Endorsement

•	The Adjustment to Surrender Charges Endorsement sub-section of the Additional Benefits section adds the following:

This endorsement is not available for policies issued after March 22, 2024.

Substitute of Insured Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Substitute of Insured Rider
Purpose of Benefit [Text Block]	Allows for substitution of Insured
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Owner must have insurable interest in life of substitute Insured.

•   Both Insured and substitute Insured must be alive on date of substitution.

•   Age of substitute Insured on birthday nearest Policy Date cannot be less than the minimum age or greater than maximum age allowed.

•   Evidence of insurability of substitute Insured required.

•   Payment of premium required if needed to avoid termination.

•   Not available for policies issued after March 22, 2024.

Name of Benefit [Text Block]	Substitute of Insured Rider
Operation of Benefit [Text Block]	Substitute of Insured Rider
•	The Substitute of Insured Rider sub-section of the Additional Benefits section adds the following:
This rider is not available for policies issued after March 22, 2024.
Accelerated Death Benefit for Chronic Illness Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]	Advances portion of death benefit upon Insured being chronically ill (as defined in the rider)
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   Portion of death benefit used to determine maximum amount accelerated in a twelve-month period (“Eligible Amount”) does not include amount payable under other riders upon death of Insured, or any Face Amount increase, unless increase from Guaranteed Insurability Rider.

•   $10,000 minimum accelerated amount.

•   Maximum accelerated amount is the lesser of 20% of Eligible Amount and $200,000.

•   Limit on maximum lifetime accelerated amount in policy.

•   Death benefit is reduced by accelerated amount.

•   Face Amount and Account Value are reduced by same percentage as death benefit.

•   Accelerated amount limited by minimum Face Amount.

•   Portion of payment first used to reduce Policy Debt.

•   Not available in New York or California.

Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Operation of Benefit [Text Block]

Accelerated Death Benefit for Chronic Illness Rider

•	The last sentence of the Accelerated Death Benefit for Chronic Illness Rider sub-section of the Additional Benefits section is deleted and replaced with the following:

This rider is not available in New York and California.

Right to Convert to a Whole Life Insurance Policy Endorsement [Member]
Prospectus:
Name of Benefit [Text Block]	Right to Convert to a Whole Life Insurance Policy Endorsement
Purpose of Benefit [Text Block]	Allows conversion to whole life policy made available by us or one of our insurance affiliates without evidence of insurability and deduction of surrender charges
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   For policies issued after March 22, 2024, conversion period begins on fifth Policy Anniversary and ends on 15th  Policy Anniversary or when Insured reaches Attained Age 65, whichever is earlier.

•   For policies issued on or before March 22, 2024, conversion period begins on second Policy Anniversary and ends on 10th  Policy Anniversary or when Insured reaches Attained Age 65, whichever is earlier.

•   Conversion not permitted within two years of Face Amount increase or policy reinstatement.

Name of Benefit [Text Block]	Right to Convert to a Whole Life Insurance Policy Endorsement
Adjustment to Surrender Charges Endorsement for Internal Replacements [Member]
Prospectus:
Name of Benefit [Text Block]	Adjustment to Surrender Charges Endorsement for Internal Replacements
Purpose of Benefit [Text Block]	Waives surrender charges in exchange of policy for non-variable life policy made available by us or one of our insurance affiliates
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

•   For policies issued after March 22, 2024, the exchange must take place during Policy Year 6 or later.

•   Evidence of insurability required.

•   We reserve the right to require repayment of loans and loan interest.

Name of Benefit [Text Block]	Adjustment to Surrender Charges Endorsement for Internal Replacements
Operation of Benefit [Text Block]

Adjustment to Surrender Charges Endorsement (for Internal Replacements)

•	The first paragraph in the Adjustment to Surrender Charges Endorsement (for Internal Replacements) sub-section of the Additional Benefits section adds the following:

For policies issued after March 22, 2024: The exchange must take place during Policy Year 6 or later.

Portfolio Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Purpose of Benefit [Text Block]	Automatically rebalances Separate Account Divisions to maintain original percent allocation of Account Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Cannot use with the Dollar Cost Averaging Program or within 66 days of policy Issue Date.
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Dollar Cost Averaging Program [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other divisions or the GPA, at set intervals
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Cannot use with the Portfolio Rebalancing Program or within 66 days of policy Issue Date.
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Persistency Credit [Member]
Prospectus:
Name of Benefit [Text Block]	Persistency Credit
Purpose of Benefit [Text Block]	Automatically applies a percentage-based credit that is added to the policy’s non-loaned Account Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Not guaranteed except in New York.
Name of Benefit [Text Block]	Persistency Credit
Right to Exchange or Convert [Member]
Prospectus:
Operation of Benefit [Text Block]

Right to Exchange or Convert

•	The second paragraph in the Right to Exchange or Convert sub-section of the Additional Benefits section is deleted and replaced with the following:

Under the Right to Convert to a Whole Life Insurance Policy Endorsement, the Owner may convert the policy to a new whole life insurance policy make available without providing evidence of insurability, and we will waive surrender charges. The Face Amount of the new policy must equal the total Face Amount of this policy on the conversion date. The entire value of this policy must be converted to the new policy.

•	For policies issued after March 22, 2024: The conversion period begins on the fifth Policy Anniversary and ends on the 15th Policy Anniversary or when the Insured reaches Attained Age 65, whichever is earlier. This endorsement is automatically included at the time the policy is issued for issue ages 59 and below.

•	For policies issued on or before March 22, 2024: The conversion period begins on the second Policy Anniversary and ends on the tenth Policy Anniversary or when the Insured reaches Attained Age 65, whichever is earlier. This endorsement is automatically included at the time the policy is issued for issue ages 62 and below.

In addition, no conversion is permitted within the two years following the effective date of a Face Amount increase or reinstatement. An example of the operation of the Right to Convert To a Whole Life Insurance Policy Endorsement is set forth in Appendix H.

Policies Issued After March 22, 2024 [Member]
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 14,730
Transaction Expenses [Table Text Block]

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge(1)	When you pay premium.		All Coverage Years
		Maximum:	4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.
		Current:	4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.

Surrender Charges(2)(3)(4)(5) Surrender charges apply for the first ten Policy Years (fewer years in New York) and the first ten years following an increase in Face Amount (fewer years in New York).	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.		First Coverage Year
		Maximum:	$3.92-$50.79 per $1,000 of Face Amount
		Current:	$3.92-$50.79 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)(6)	$14.73 per $1,000 of Face Amount
Accelerated Death Benefit for Terminal Illness Rider(7)	When you elect an accelerated death benefit payment	Maximum:	$250
		Current:	$100–$250
Overloan Protection Rider(8)	Once, when you elect to exercise the rider	Maximum:	3.20% of Account Value(8)
		Minimum:	1.00% of Account Value(8)
		Representative Insured: Age 80	3.20% of Account Value

(1)	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
	Male		Female
Charge	Age 35	Age 55	Age 35	Age 55
Premium Expense Factor Per $1,000 of Face Amount	9.56	25.70	7.84	20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (4%)	$0.38	$0.80	$0.31	$0.80
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (4%)	$0.42	$0.00	$0.49	$0.00
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$0.80	$0.80	$0.80	$0.80

(2)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(3)	For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(4)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement for Internal Replacements” and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.

(5)	Surrender charges apply for the first ten Policy Years (fewer years in New York) and the first ten years following an increase in Face Amount (fewer years in New York). They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age.

Coverage Year	%	Coverage Year	%
1	100%	7	0–67%
2	50–100%	8	0–50%
3	6–100%	9	0–33%
4	0–100%	10	0–17%
5	0–100%	11	0%
6	0–83%

(6)	The rates shown for the “representative insured” are first year rates only.

(7)	The fee we deduct may vary by state, but will not exceed $250.

(8)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.

Premium Taxes, Description [Text Block]	Premium Expense Charge
Premium Taxes, When Deducted [Text Block]	When you pay premium.
Premium Taxes (of Premium Payments), Maximum [Percent]	4.00%
Premium Taxes (of Premium Payments), Current [Percent]	4.00%
Premium Taxes (of Other Amount), Maximum [Percent]	4.00%
Premium Taxes (of Other Amount), Current [Percent]	4.00%
Premium Taxes, Footnotes [Text Block]

(1)	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
	Male		Female
Charge	Age 35	Age 55	Age 35	Age 55
Premium Expense Factor Per $1,000 of Face Amount	9.56	25.70	7.84	20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (4%)	$0.38	$0.80	$0.31	$0.80
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (4%)	$0.42	$0.00	$0.49	$0.00
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$0.80	$0.80	$0.80	$0.80

Other Surrender Fees, Description [Text Block]	Surrender Charges
Other Surrender Fees, When Deducted [Text Block]	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.
Other Surrender Fees, Maximum [Dollars]	$ 50.79
Other Surrender Fees, Current [Dollars]	$ 50.79
Other Surrender Fees, Footnotes [Text Block]

(2)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(3)	For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(4)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement for Internal Replacements” and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.

(5)	Surrender charges apply for the first ten Policy Years (fewer years in New York) and the first ten years following an increase in Face Amount (fewer years in New York). They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age.

Coverage Year	%	Coverage Year	%
1	100%	7	0–67%
2	50–100%	8	0–50%
3	6–100%	9	0–33%
4	0–100%	10	0–17%
5	0–100%	11	0%
6	0–83%

(6)	The rates shown for the “representative insured” are first year rates only.

Periodic Charges [Table Text Block]

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Insurance Charge(1)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Current:	$0.01-$82.50 per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)	$0.07 per $1,000 of Insurance Risk
Substandard Risk Charge(3)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Current:	$0.0025-$83.33 per $1,000 of Insurance Risk
Administrative Charge(4)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$15 per policy
		Current:	$10 per policy
Asset Charge	Daily	Maximum:	1.25% of the policy’s average daily net assets in the Separate Account
		Current:	0.10% of the policy’s average daily net assets in the Separate Account
Face Amount Charge(4)(5)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$2.82 per $1,000 of Face Amount
		Current:	$0.00-$1.59 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)(5)	$0.36 per $1,000 of Face Amount
Loan Interest Rate Expense Charge(6)	Daily, if there is Policy Debt.	Maximum:	1.00% annually as a percentage of loaned amount
		Current: Policy Years 1 – 10:	0.65% annually as a percentage of loaned amount
		Policy Years 11+:	0%
Optional Benefit Charges:
Disability Benefit Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(9) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(9) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)	$0.06 per $1 of Monthly Deduction(9) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.03-$0.11 per $1,000 of Option Amount
		Current:	$0.03-$0.11 per $1,000 of Option Amount
		Representative Insured: Male, Age 35 (10)	$0.11 per $1,000 of Option Amount
Waiver of Monthly Charges Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(9)
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(9)
		Representative Insured: Male, Age 35(2)(7)(8)	$0.06 per $1 of Monthly Deduction(9)
Waiver of Specified Premium Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(9) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Current:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(9) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)	The Greater of $0.06 per $1 of Monthly Deduction(9) or $0.02 per $1 of Specified Monthly Premium Amount

(1)	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.

(3)	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.

(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(5)	The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks. Maximum and current rates may vary in New York, but will not exceed the maximum rates shown.

Coverage Year	Maximum Rate	Current Rates
1–2	$2.82	$0.14–$1.59
3–5	$2.44	$0.12–$1.29
6–9	$1.69	$0.09–$1.02
10–20	$1.69	$0.00
21+	$0.00	$0.00

(6)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(10)	The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

Insurance Cost, Description [Text Block]	Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Insurance Cost, Representative Investor [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)$0.07 per $1,000 of Insurance Risk
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Current [Dollars]	82.50
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]
(1)	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.

Mortality and Expense Risk Fees, Description [Text Block]	Substandard Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Mortality And Expense Risk Fees, Maximum [Dollars]	$ 83.33
Mortality And Expense Risk Fees, Current [Dollars]	$ 83.33
Mortality And Expense Risk Fees, Footnotes [Text Block]
(3)	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.

Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense, Current [Dollars]	$ 10
Administrative Expense, Footnotes [Text Block]
(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

Policies Issued After March 22, 2024 [Member] | Accelerated Death Benefit for Terminal Illness Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Other Transaction Fee, When Deducted [Text Block]	When you elect an accelerated death benefit payment
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 250
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(7)	The fee we deduct may vary by state, but will not exceed $250.

Policies Issued After March 22, 2024 [Member] | Overloan Protection Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider
Other Transaction Fee, When Deducted [Text Block]	Once, when you elect to exercise the rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.20%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(8)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.

Policies Issued After March 22, 2024 [Member] | Asset Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Asset Charge
Other Annual Expense, When Deducted [Text Block]	Daily
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.25%
Other Annual Expense (of Average Account Value), Current [Percent]	0.10%
Policies Issued After March 22, 2024 [Member] | Face Amount Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Face Amount Charge
Other Annual Expense, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Other Annual Expense, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)(5)$0.36 per $1,000 of Face Amount
Other Annual Expense, Maximum [Dollars]	$ 2.82
Other Annual Expense, Current [Dollars]	$ 1.59
Other Annual Expense, Footnotes [Text Block]
(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(5)	The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks. Maximum and current rates may vary in New York, but will not exceed the maximum rates shown.

Coverage Year	Maximum Rate	Current Rates
1–2	$2.82	$0.14–$1.59
3–5	$2.44	$0.12–$1.29
6–9	$1.69	$0.09–$1.02
10–20	$1.69	$0.00
21+	$0.00	$0.00

(2)	The rates shown for the “representative insured” are first year rates only.

Policies Issued After March 22, 2024 [Member] | Loan Interest Rate Expense Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Loan Interest Rate Expense Charge
Other Annual Expense, When Deducted [Text Block]	Daily, if there is Policy Debt.
Other Annual Expense (of Face Amount), Maximum [Percent]	1.00%
Other Annual Expense (of Face Amount), Current [Percent]	0.65%
Other Annual Expense, Footnotes [Text Block]
(6)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

Policies Issued After March 22, 2024 [Member] | Disability Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Benefit Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)$0.06 per $1 of Monthly Deduction(9) plus $0.02 per $1 of Specified Benefit Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
Optional Benefit Expense, Footnotes [Text Block]
(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(2)	The rates shown for the “representative insured” are first year rates only.

Policies Issued After March 22, 2024 [Member] | Guaranteed Insurability Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Guaranteed Insurability Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35 (10)$0.11 per $1,000 of Option Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.11
Optional Benefit Expense, Current [Dollars]	$ 0.11
Optional Benefit Expense, Footnotes [Text Block]
(10)	The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

Policies Issued After March 22, 2024 [Member] | Waiver of Monthly Charges Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Charges Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35(2)(7)(8)$0.06 per $1 of Monthly Deduction(9)
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
Optional Benefit Expense, Footnotes [Text Block]
(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(2)	The rates shown for the “representative insured” are first year rates only.

Policies Issued After March 22, 2024 [Member] | Waiver of Specified Premium Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Specified Premium Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)The Greater of $0.06 per $1 of Monthly Deduction(9) or $0.02 per $1 of Specified Monthly Premium Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
Optional Benefit Expense, Footnotes [Text Block]
(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(2)	The rates shown for the “representative insured” are first year rates only.

Policies Issued On or Before March 22, 2024 [Member]
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 11,250
Transaction Expenses [Table Text Block]

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge(1)	When you pay premium.		All Coverage Years
		Maximum:	8.00% of each premium payment up to and including the Premium Expense Factor, and 7.00% of any premium payment in excess of the Premium Expense Factor.
		Current:	8.00% of each premium payment up to and including the Premium Expense Factor, and 7.00% of any premium payment in excess of the Premium Expense Factor.
Surrender Charges(2)(3)(4)(5) Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount.	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.	Maximum:	First Coverage Year $3.08-$50.70 per $1,000 of Face Amount
		Current:	$3.08-$50.70 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)(6)	$11.25 per $1,000 of Face Amount
Accelerated Death Benefit for Terminal Illness Rider(7)	When you elect an accelerated death benefit payment	Maximum: Current:	$250 $100–$250
Overloan Protection Rider(8)	Once, when you elect to exercise the rider	Maximum: Minimum:	3.20% of Account Value(8) 1.00% of Account Value(8)
		Representative Insured: Age 80	3.20% of Account Value
Adjustment to Surrender Charges Endorsement	Once, when the endorsement is attached to the policy at issue	Maximum: Current:	$150 $150
Substitute of Insured Rider	When you elect to substitute the Insured	Maximum: Current:	$75 $75

(1)	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
	Male		Female
Charge	Age 35	Age 55	Age 35	Age 55
Premium Expense Factor Per $1,000 of Face Amount	9.00	25.70	7.38	20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (8%)	$0.72	$1.60	$0.59	$1.60
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (7%)	$0.77	$0.00	$0.88	$0.00
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$1.49	$1.60	$1.47	$1.60

(2)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.
(3)	For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(4)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy offered by MassMutual or one of its subsidiaries. For additional information, please see the “Additional Benefits” (Adjustment to Surrender Charges Endorsements) and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section in the statutory prospectus.

(5)	Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age and may vary for policies issued in New York.

Coverage Year	%	Coverage Year	%
1	100%	7	67%
2	94–100%	8	50%
3	89–100%	9	33%
4	84–100%	10	17%
5	79–100%	11	0%
6	74–83%
(6)	The rates shown for the “representative insured” are first year rates only.

(7)	The fee we deduct may vary by state, but will not exceed $250.

(8)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.

Premium Taxes, Description [Text Block]	Premium Expense Charge
Premium Taxes, When Deducted [Text Block]	When you pay premium.
Premium Taxes (of Premium Payments), Maximum [Percent]	8.00%
Premium Taxes (of Premium Payments), Current [Percent]	8.00%
Premium Taxes (of Other Amount), Maximum [Percent]	7.00%
Premium Taxes (of Other Amount), Current [Percent]	7.00%
Premium Taxes, Footnotes [Text Block]

(1)	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued. Premium Expense Factors for policies issued in New York may vary.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
	Male		Female
Charge	Age 35	Age 55	Age 35	Age 55
Premium Expense Factor Per $1,000 of Face Amount	9.00	25.70	7.38	20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (8%)	$0.72	$1.60	$0.59	$1.60
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (7%)	$0.77	$0.00	$0.88	$0.00
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$1.49	$1.60	$1.47	$1.60

Other Surrender Fees, Description [Text Block]	Surrender Charges
Other Surrender Fees, When Deducted [Text Block]	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.
Other Surrender Fees, Maximum [Dollars]	$ 50.70
Other Surrender Fees, Current [Dollars]	$ 50.70
Other Surrender Fees, Footnotes [Text Block]

(2)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.
(3)	For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(4)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy offered by MassMutual or one of its subsidiaries. For additional information, please see the “Additional Benefits” (Adjustment to Surrender Charges Endorsements) and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section in the statutory prospectus.

(5)	Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age and may vary for policies issued in New York.

Coverage Year	%	Coverage Year	%
1	100%	7	67%
2	94–100%	8	50%
3	89–100%	9	33%
4	84–100%	10	17%
5	79–100%	11	0%
6	74–83%
(6)	The rates shown for the “representative insured” are first year rates only.

Periodic Charges [Table Text Block]

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Insurance Charge(1)	Monthly, on the policy’s Monthly Charge Date	Maximum: Minimum:	$83.33 per $1,000 of Insurance Risk $0.01 per $1,000 of Insurance Risk
		Current:	$0.01-$52.29 per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)	$0.05 per $1,000 of Insurance Risk
Substandard Risk Charge(3)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Current:	$0.0025-$83.33 per $1,000 of Insurance Risk
Administrative Charge(4)	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$15 per policy $10 per policy
Asset Charge	Daily	Maximum:	1.25% of the policy’s average daily net assets in the Separate Account
Current:
		Policy Years 1 – 10:	0.80% of the policy’s average daily net assets in the Separate Account
		Policy Years 11+:	0.40% of the policy’s average daily net assets in the Separate Account
Face Amount Charge(4)(5)	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$2.82 per $1,000 of Face Amount $0.00-$0.83 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)(5)	$0.19 per $1,000 of Face Amount
Loan Interest Rate Expense Charge(6)	Daily, if there is Policy Debt.	Maximum: Current:	1.00% annually as a percentage of loaned amount
		Policy Years 1 – 10:	0.65% annually as a percentage of loaned amount
		Policy Years 11+:	0%
Optional Benefit Charges:
Disability Benefit Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(9) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(9) plus $0.00-$0.04 per $1 of Specified Benefit Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)	$0.06 per $1 of Monthly Deduction(9) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider(10)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.03-$0.11 per $1,000 of Option Amount
		Current:	$0.03-$0.11 per $1,000 of Option Amount
		Representative Insured: Male, Age 35(10)	$0.11 per $1,000 of Option Amount
Waiver of Monthly Charges Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00-$0.28 per $1 of Monthly Deduction(9)
		Current:	$0.00-$0.28 per $1 of Monthly Deduction(9)
		Representative Insured: Male, Age 35(2)(7)(8)	$0.06 per $1 of Monthly Deduction(9)
Waiver of Specified Premium Rider(7)(8)	Monthly, on the policy’s Monthly Charge Date	Maximum:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(9) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Current:	The Greater of $0.00-$0.28 per $1 of Monthly Deduction(9) or $0.00-$0.04 per $1 of Specified Monthly Premium Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)	The Greater of $0.06 per $1 of Monthly Deduction(9) or $0.02 per $1 of Specified Monthly Premium Amount

(1)	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.

(3)	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.

(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(5)	The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks.

Coverage Year	Maximum Rate	Current Rates
1–2	$2.82	$0.11–$0.83
3–5	$2.44	$0.09–$0.67
6–9	$1.69	$0.07–$0.53
10–20	$1.69	$0.00
21+	$0.00	$0.00

(6)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(10)	The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

Insurance Cost, Description [Text Block]	Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Insurance Cost, Representative Investor [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2) $0.05 per $1,000 of Insurance Risk
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Current [Dollars]	52.29
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]
(1)	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.

Mortality and Expense Risk Fees, Description [Text Block]	Substandard Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Mortality And Expense Risk Fees, Maximum [Dollars]	$ 83.33
Mortality And Expense Risk Fees, Current [Dollars]	$ 83.33
Mortality And Expense Risk Fees, Footnotes [Text Block]
(3)	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.

Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense, Current [Dollars]	$ 10
Administrative Expense, Footnotes [Text Block]
(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

Policies Issued On or Before March 22, 2024 [Member] | Accelerated Death Benefit for Terminal Illness Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Other Transaction Fee, When Deducted [Text Block]	When you elect an accelerated death benefit payment
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 250
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(7)	The fee we deduct may vary by state, but will not exceed $250.

Policies Issued On or Before March 22, 2024 [Member] | Overloan Protection Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider
Other Transaction Fee, When Deducted [Text Block]	Once, when you elect to exercise the rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.20%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(8)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.

Policies Issued On or Before March 22, 2024 [Member] | Asset Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Asset Charge
Other Annual Expense, When Deducted [Text Block]	Daily
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.25%
Other Annual Expense (of Average Account Value), Current [Percent]	0.80%
Policies Issued On or Before March 22, 2024 [Member] | Face Amount Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Face Amount Charge
Other Annual Expense, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Other Annual Expense, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)(5) $0.19 per $1,000 of Face Amount
Other Annual Expense, Maximum [Dollars]	$ 2.82
Other Annual Expense, Current [Dollars]	$ 0.83
Other Annual Expense, Footnotes [Text Block]
(4)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for additional information.

(5)	The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks.

Coverage Year	Maximum Rate	Current Rates
1–2	$2.82	$0.11–$0.83
3–5	$2.44	$0.09–$0.67
6–9	$1.69	$0.07–$0.53
10–20	$1.69	$0.00
21+	$0.00	$0.00

(2)	The rates shown for the “representative insured” are first year rates only.

Policies Issued On or Before March 22, 2024 [Member] | Loan Interest Rate Expense Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Loan Interest Rate Expense Charge
Other Annual Expense, When Deducted [Text Block]	Daily, if there is Policy Debt.
Other Annual Expense (of Face Amount), Maximum [Percent]	1.00%
Other Annual Expense (of Face Amount), Current [Percent]	0.65%
Other Annual Expense, Footnotes [Text Block]
(6)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

Policies Issued On or Before March 22, 2024 [Member] | Disability Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Benefit Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(7)(8)$0.06 per $1 of Monthly Deduction(9) plus $0.02 per $1 of Specified Benefit Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
Optional Benefit Expense, Footnotes [Text Block]
(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(2)	The rates shown for the “representative insured” are first year rates only.

Policies Issued On or Before March 22, 2024 [Member] | Guaranteed Insurability Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Guaranteed Insurability Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35(10)$0.11 per $1,000 of Option Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.11
Optional Benefit Expense, Current [Dollars]	$ 0.11
Optional Benefit Expense, Footnotes [Text Block]
(10)	The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

Policies Issued On or Before March 22, 2024 [Member] | Waiver of Monthly Charges Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Charges Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35(2)(7)(8)$0.06 per $1 of Monthly Deduction(9)
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
Optional Benefit Expense, Footnotes [Text Block]
(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(2)	The rates shown for the “representative insured” are first year rates only.

Policies Issued On or Before March 22, 2024 [Member] | Waiver of Specified Premium Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Specified Premium Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35,The Greater of $0.06 per $1 of Monthly Deduction(9) or $0.02 per$1 of Specified Monthly Premium Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
Optional Benefit Expense, Footnotes [Text Block]
(7)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(8)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.

(9)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) face amount charge, (c) insurance charge, and (d) any applicable rider charges.

(2)	The rates shown for the “representative insured” are first year rates only.

Policies Issued On or Before March 22, 2024 [Member] | Adjustment to Surrender Charges Endorsement [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Adjustment to Surrender Charges Endorsement
Other Transaction Fee, When Deducted [Text Block]	Once, when the endorsement is attached to the policy at issue
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 150
Policies Issued On or Before March 22, 2024 [Member] | Substitute of Insured Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Substitute of Insured Rider
Optional Benefit Charge, When Deducted [Text Block]	When you elect to substitute the Insured
Optional Benefit Expense, Maximum [Dollars]	$ 75
Optional Benefit Expense, Current [Dollars]	$ 75